Business and summary of significant accounting policies (Restated Consolidated Statement of Operations and Comprehensive Income) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 34,721,715	$ 46,678,969	$ 60,120,722	$ 46,091,661	$ 38,661,673
Food and beverage costs	(7,493,088)	(11,151,438)	(14,262,858)	(10,512,404)	(8,872,617)
Unit operating expenses	(18,623,761)	(26,888,586)	(32,605,580)	(26,869,933)	(23,278,005)
General and administrative,net	(3,999,729)	(1,520,383)	(2,207,600)	(1,859,713)	(982,354)
Management and royalty fees	(119,629)	(290,919)	(340,603)	(391,289)	(425,663)
Pre-opening expenses	(211,330)	(126,418)	(139,541)	(1,182,387)	(797,363)
Equity in (income) of Subsidiaries	563,583	(389,053)	(77,361)	(95,202)
Other (income) expense	(271,447)	4,940,451	4,811,246	(81,790)	374,485
Income (loss) from continuing operations before provision for income taxes	2,622,429	9,325,881	7,246,567	2,950,913	1,666,838
Income from continuing operations	2,466,891	9,306,844	7,232,765	2,754,680	1,545,978
Discontinued operations	(5,163,420)	(2,437,014)	(10,024,879)	(887,681)	(824,604)
Net (loss) income	(2,696,529)	6,869,830	(2,792,114)	1,866,999	721,374
Less: net (loss) income attributable to noncontrolling interest	(69,198)	3,694,414	(446,046)	864,026	798,730
Net (loss) income attributable to THE ONE GROUP	(2,627,331)	3,175,416	(2,346,068)	1,002,973	(77,356)
As Originally Reported [Member]
Total revenues				42,822,529
Food and beverage costs				(10,532,896)
Unit operating expenses				(24,779,728)
General and administrative,net				(4,154,520)
Management and royalty fees				2,120,701
Pre-opening expenses				(2,162,639)
Equity in (income) of Subsidiaries
Other (income) expense				1,073,896
Income (loss) from continuing operations before provision for income taxes				2,239,314
Income from continuing operations				2,043,081
Discontinued operations				(663,373)
Net (loss) income				1,379,708
Less: net (loss) income attributable to noncontrolling interest				577,706
Net (loss) income attributable to THE ONE GROUP				802,002
Reclassifications for Discontinued Operations [Member]
Pre-opening expenses				322,061
Other (income) expense				(97,753)
Income (loss) from continuing operations before provision for income taxes				224,308
Income from continuing operations				224,308
Discontinued operations				(224,308)
Other Reclassifications [Member]
Total revenues				3,269,132
Food and beverage costs				20,492
Unit operating expenses				(2,090,205)
General and administrative,net				2,294,793
Management and royalty fees				(2,436,279)
Other (income) expense				(1,057,933)
Effect of Correction of Error [Member]
General and administrative,net				14
Management and royalty fees				(75,711)
Pre-opening expenses				658,191
Equity in (income) of Subsidiaries				(95,202)
Other (income) expense
Income (loss) from continuing operations before provision for income taxes				487,291
Income from continuing operations				487,291
Net (loss) income				487,291
Less: net (loss) income attributable to noncontrolling interest				286,320
Net (loss) income attributable to THE ONE GROUP				$ 200,971